Subsequent Events (Details Textual) (USD $)	3 Months Ended		12 Months Ended		3 Months Ended				1 Months Ended	12 Months Ended			1 Months Ended	2 Months Ended	1 Months Ended				1 Months Ended			0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Jan. 27, 2012 Convertible Notes Payable [Member]	Dec. 31, 2013 Convertible Notes Payable [Member]	Apr. 15, 2014 Subsequent Event [Member]	Jan. 27, 2014 Subsequent Event [Member]	Feb. 28, 2014 Subsequent Event [Member] Private Placement [Member]	Mar. 31, 2014 Subsequent Event [Member] Private Placement [Member]	Feb. 28, 2014 Subsequent Event [Member] Convertible Notes Payable One [Member]	Feb. 28, 2014 Subsequent Event [Member] Convertible Notes Payable Two [Member]	Feb. 28, 2014 Subsequent Event [Member] Series B Convertible Preferred Stock [Member]	Jan. 27, 2014 Subsequent Event [Member] Joint Marketing Agreement [Member]	Feb. 28, 2014 Subsequent Event [Member] Common Stock [Member]	Jan. 27, 2014 Subsequent Event [Member] Common Stock [Member] Joint Marketing Agreement [Member]	Jan. 30, 2014 Subsequent Event [Member] Advisor [Member] Common Stock [Member]	Apr. 10, 2014 Subsequent Event [Member] Doug Feirstein [Member]	Apr. 10, 2014 Subsequent Event [Member] Michael Brauser [Member]	Apr. 10, 2014 Subsequent Event [Member] Chief Executive Officer [Member] Restricted Stock Units (RSUs) [Member]	Apr. 10, 2014 Subsequent Event [Member] Chief Operating Officer [Member] Restricted Stock Units (RSUs) [Member]	Jan. 27, 2014 Investor [Member] Subsequent Event [Member] Series A Convertible Preferred Stock [Member]	Jan. 27, 2014 Investor [Member] Subsequent Event [Member] Series C Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services																				30,000	2,000
Professional Fees, Due In First Month Of Service																		$ 40,000
Professional Fees, Due In Second Month Of Service																		30,000
Professional Fees, Due In Third Month Of Service																		30,000
Professional Fees Due, Per Month, After Third Month Of Service																		10,000
Stock Issued During Period, Shares, New Issues					591,666									591,667												100,000
Proceeds From Issuance Of Convertible Preferred Stock	300,000	0	0	3,361,000																						300,000
Convertible Preferred Stock, Shares Issued upon Conversion																										100,000	146,667
Stock Issued During Period, Shares, For warrant Exercises																											146,667
Number Of Warrants Exercised																											216,667
Conversion Blocker Percentage												9.90%				9.90%
Conversion Of Stock, Shares Converted																	25,000
Conversion Of Stock, Shares Issued																			1,587
Conversion of Stock, Conversion Price																	$ 0.0635
Stock Issued During Period, Value, New Issues														1,775,000
Debt Conversion, Original Debt, Amount			0	800,000						100,000					820,000	300,000
Debt Conversion, Converted Instrument, Shares Issued									1,600,000						383,659	103,232
Warrants Issued, Number of Warrants														22,083
Warrants Issued, Expiration Period													5 years
Warrants Issued, Exercise Price														$ 3.00
Proceeds from Issuance of Common Stock	1,774,999	0												1,700,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross																								150,000	150,000
Class of Warrant or Right, Outstanding					281,686	476,270	547,922	18,799														33,333	216,666
Class of Warrant or Right, Exercise Price of Warrants or Rights																						3.00	3.00
Share-Based Compensation Arrangement By Share-Based Payment Award, Award Vesting Period																								5 years	5 years
Stock Registered for Future Issuance Percentage of Overallotment Option											15.00%
Class of Warrant or Right Expiration Period of Warrants or Rights																						5 years	5 years
Stock Registered For Future Issuance Value											$ 10,000,000